PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

655 Broad Street, 17th Floor

Newark, New Jersey 07102-4077

October 9, 2020

VIA EDGAR SUBMISSION

Mr. Alberto H. Zapata

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	PGIM Short Duration High Yield Opportunities Fund (“Fund”)

Pre-Effective Amendment No. 2 to the Registration Statement

Under the Securities Act of 1933 (No. 333-238603) and

Amendment No. 2 to the Registration Statement under

the Investment Company Act of 1940 (No. 811-22724)

Dear Mr. Zapata:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on May 22, 2020 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from pre-effective amendment no. 1 to the Registration Statement (the “Amendment No. 1”) filed with the Commission on September 11, 2020 incorporating (i) responses to comments provided by the staff of the Division of Investment Management (the “staff”) of the Commission and (ii) other non-material updates. The Amendment includes additional non-material updates to the Registration Statement.

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above.  Because the Fund currently intends to distribute its preliminary prospectus on October 19, 2020, we would appreciate any comments the Commission staff may have by October 15, 2020. Please feel free to email ay such correspondence to my attention at claudia.digiacomo@prudential.com.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032.  Thank you for your assistance in this matter.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Chief Legal Officer